Janus Henderson U.S. Dividend Income Fund Average Annual Total Returns - Class D Shares [Member]		12 Months Ended	36 Months Ended	60 Months Ended	107 Months Ended	120 Months Ended
	Sep. 30, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 1000® Index (reflects no deduction for expenses, fees, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		17.37%	22.71%	13.59%	14.66%	14.59%
Russell 1000® Value Index (reflects no deduction for expenses, fees, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		15.91%	14.26%
S&P 500® Dividend Aristocrats Index (reflects no deduction for expenses, fees, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		7.28%	7.71%	8.04%		10.49%
Class D | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		16.78%	12.14%
Performance Inception Date	Dec. 20, 2022
Class D | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		11.06%	10.08%
Performance Inception Date	Dec. 20, 2022
Class D | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		17.68%	13.01%
Performance Inception Date	Dec. 20, 2022